Equity Investments (Tables)	12 Months Ended
Dec. 31, 2016
Equity Investments [Abstract]
Condensed financial information of equity method investments
	For the Years Ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
Operating data:
Revenues	12,944	67,752	103,038	14,841
Gross profit	2,419	36,245	63,135	9,093
Net loss	(21,813)	(69,290)	(22,888)	(3,297)
PNM’s share of net loss, including impairments	(18,538)	(41,861)	(1,776)	(256)

	As of December 31,
	2015	2016	2016
	RMB	RMB	US$
Balance sheet data:
Current assets	58,239	58,883	8,481
Non-current assets	14,470	17,479	2,517
Current liabilities	82,756	103,590	14,920